Changes in Accounting Policies Required by the Initial Application of IFRS 9 and IFRS 15 (Tables)	12 Months Ended
Dec. 31, 2018
Changes in Accounting Policies Required by the Initial Application of IFRS 9 and IFRS 15
Schedule of cumulative adjustments for adoption of IFRS 9 - Expected credit losses

	Earnings		Income Tax
	(Losses)		Benefit		Net
Controlling interest	Ps.	(234,129)	Ps.	67,101	Ps.	(167,028)
Non-controlling interests		(47,465)		12,029		(35,436)
Effect on equity at January 1, 2018	Ps.	(281,594)	Ps.	79,130	Ps.	(202,464)

Schedule of cumulative adjustments for adoption of IFRS 9 - New classification of financial instruments

	Earnings		Income Tax
	(Losses)		Benefit		Net

Effect on equity at January 1, 2018	Ps.	(1,182,760)	Ps.	354,828	Ps.	(827,932)

Schedule of main effects from reclassification of financial instruments

On January 1, 2018 (the date of initial application of IFRS 9), the Group’s management has assessed which business models apply to the financial assets held by the group and has classified its financial instruments into the appropriate IFRS 9 categories. The main effects resulting from this reclassification are as follows:

	Measurement Category		Carrying Amount
	Original	New		Original		New
	(IAS 39)	(IFRS 9)		(IAS 39)		(IFRS 9)	Difference
Current assets
Cash and cash equivalents:
Cash and bank accounts			Ps.	1,761,260	Ps.	1,761,260	Ps.	—
Short-term investments	FVIL	FVIL		37,021,338		37,021,338		—
Other financial assets (classified as non-current financial assets)	FVIL	FVOCIL		5,942,500		5,942,500		—
Current maturities of non-current financial assets	Amortized cost	Amortized cost		23,529		23,529		—
Trade notes and accounts receivable:
Trade notes and accounts receivable	Amortized cost	Amortized cost		24,727,073		24,727,073		—
Derivative financial instruments:
TVI’s options	FVIL	FVIL		100,700		100,700		—
Empresas Cablevisión’ options	FVIL	FVIL		110,137		110,137		—
Options	FVIL	FVIL		795,010		795,010		—
Forward	FVIL	FVIL		397,037		397,037		—

Non-current assets
Derivative financial instruments:
TVI’s interest rate swaps	Hedge accounting	Hedge accounting		84,109		84,109		—
Interest rate swaps	Hedge accounting	Hedge accounting		664,724		664,724		—
Forward	Hedge accounting	Hedge accounting		112,157		112,157		—
Investments in financial instruments:
Warrants issued by UHI	FVOCIL	FVOCIL		36,395,183		36,395,183		—
Open Ended Fund	FVOCIL	FVOCIL		7,297,577		7,297,577		—
Financial assets held to maturity	Amortized cost	Amortized cost		287,605		287,605		—
Other				16,487		16,487		—

Current liabilities
Debt, finance lease obligations and other notes payable:
Current portion of long-term debt	Amortized cost	Amortized cost		2,103,870		2,103,870		—

Non-current liabilities
Debt, finance lease obligations and other notes payable:
Long-term debt	Amortized cost	Amortized cost		121,993,128		121,993,128		—

Schedule of costs to obtain contracts with customers

	Sky		Cable		Total
Contract costs:
At January 1, 2018	Ps.	2,452,540	Ps.	932,664	Ps.	3,385,204
Additions		800,766		594,658		1,395,424
Amortization		(1,016,374)		(393,595)		(1,409,969)
Total Contract Costs at December 31, 2018		2,236,932		1,133,727		3,370,659
Less:
Current Contract Costs		909,790		233,166		1,142,956
Total Non-current Contract Costs	Ps.	1,327,142	Ps.	900,561	Ps.	2,227,703

Schedule of cumulative adjustment for adoption of IFRS 15

	Retained Earnings		Income Taxes		Net

Controlling interest	Ps.	2,272,350	Ps.	(672,898)	Ps.	1,599,452
Non-controlling interests		1,112,854		(327,651)		785,203
Effect on Equity at January 1, 2018	Ps.	3,385,204	Ps.	(1,000,549)	Ps.	2,384,655